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BNY Mellon New York AMT-Free Municipal Bond Fund
BNY MELLON NEW YORK AMT-FREE MUNICIPAL BOND FUND
January 13, 2023 BNY MELLON NEW YORK AMT-FREE MUNICIPAL BOND FUND Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces any contrary information in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" in the fund's prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon New York AMT-Free Municipal Bond Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon New York AMT-Free Municipal Bond Fund		Class A	Class C	Class I	Class Y
Management fees	[1]	0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%	none	none
Miscellaneous other expenses	[2]	0.14%	0.17%	0.15%	0.12%
Total other expenses		0.39%	0.42%	0.15%	0.12%
Total annual fund operating expenses		0.84%	1.62%	0.60%	0.57%
Fee waiver and/or expense reimbursement	[3]	(0.04%)	(0.07%)	(0.05%)	(0.02%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.80%	1.55%	0.55%	0.55%
[1]	Restated to reflect current management fees.
[2]	Includes interest expense in the amount 0.02% in connection with inverse floater securities.
[3]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 31, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) exceed ..55%. On or after March 31, 2023, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example
Expense Example - BNY Mellon New York AMT-Free Municipal Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	528	702	891	1,437
Class C	258	504	875	1,916
Class I	56	187	330	745
Class Y	56	181	316	712

Expense Example No Redemption - BNY Mellon New York AMT-Free Municipal Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	528	702	891	1,437
Class C	158	504	875	1,916
Class I	56	187	330	745
Class Y	56	181	316	712